Guarantees in Insurance Contracts - Summary of Liabilities for Guarantees for Minimum Benefits (Detail) € in Millions, Unit_pure in Millions		12 Months Ended
		Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)		Jan. 01, 2018 EUR (€) [1]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance	[1]	€ 115,328
Ending balance		123,454	€ 115,328	[1]
Account value		135,710	117,113	[1]	€ 122,168
Net amount at risk		226,374	194,353	[1]	€ 194,063
United States [member] | Life contingent guarantees [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		1,425	972
Incurred guarantee benefits		(238)	479
Paid guarantee benefits		(81)	(88)
Net exchange differences		27	62
Ending balance		1,133	1,425
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Death Benefit 1 [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		519	364
Incurred guarantee benefits		(27)	197
Paid guarantee benefits		(53)	(65)
Net exchange differences		10	23
Ending balance		448	519
Account value		54,411	48,174
Net amount at risk		€ 1,268	€ 2,839
Average attained age of contract holders		70	70
United States [member] | Life contingent guarantees [member] | Guaranteed Minimum Income Benefit [member]
Liabilities under insurance contracts and reinsurance contracts issued [line items]
Beginning balance		€ 906	€ 608
Incurred guarantee benefits		(210)	282
Paid guarantee benefits		(27)	(23)
Net exchange differences		17	39
Ending balance		686	906
Account value		5,331	4,770
Net amount at risk		€ 688	€ 888
Average attained age of contract holders		71	71

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.